PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 827	$ 34,674	$ 1,378
Depreciations		$ 1,643	$ 827